Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]	12 Months Ended
	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	702,203	387,765
Allotted	272,536	326,330
Released	(51,314)	(11,892)
Outstanding at end of period	923,425	702,203
Fair value at measurement date	¥ 3,828	¥ 4,287